Exhibit 99
Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385	55.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30000%	July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%	May 15, 2020
Class A-2b Notes	$233,100,000.00	1.32%	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%	November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%	September 15, 2022
Class B Notes	$39,030,000.00	2.15%	October 15, 2022
Class C Notes	$26,020,000.00	2.33%	December 15, 2023
Total	$1,301,120,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,583,199.83

Principal:
Principal Collections	$25,289,551.28
Prepayments in Full	$11,538,540.01
Liquidation Proceeds	$235,255.26
Recoveries	$(4,681.61)
Sub Total	$37,058,664.94
Collections	$39,641,864.77

Purchase Amounts:
Purchase Amounts Related to Principal	$203,714.91
Purchase Amounts Related to Interest	$514.20
Sub Total	$204,229.11

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,846,093.88

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,846,093.88
Servicing Fee	$993,507.64	$993,507.64	$0.00	$0.00	$38,852,586.24
Interest - Class A-1 Notes	$80,360.63	$80,360.63	$0.00	$0.00	$38,772,225.61
Interest - Class A-2a Notes	$289,432.50	$289,432.50	$0.00	$0.00	$38,482,793.11
Interest - Class A-2b Notes	$256,464.39	$256,464.39	$0.00	$0.00	$38,226,328.72
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$37,700,034.55
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$37,539,884.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,539,884.63
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$37,469,955.88
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,469,955.88
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$37,419,433.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,419,433.71
Regular Principal Payment	$74,179,043.13	$37,419,433.71	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$39,846,093.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,419,433.71
Total					$37,419,433.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$37,419,433.71	$127.54	$80,360.63	$0.27	$37,499,794.34	$127.81
Class A-2a Notes	$0.00	$0.00	$289,432.50	$1.24	$289,432.50	$1.24
Class A-2b Notes	$0.00	$0.00	$256,464.39	$1.10	$256,464.39	$1.10
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$37,419,433.71	$28.76	$1,433,152.53	$1.10	$38,852,586.24	$29.86

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$74,179,043.13	0.2528256	$36,759,609.42	0.1252884
Class A-2a Notes	$233,100,000.00	1.0000000	$233,100,000.00	1.0000000
Class A-2b Notes	$233,100,000.00	1.0000000	$233,100,000.00	1.0000000
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$1,081,899,043.13	0.8315137	$1,044,479,609.42	0.8027542

Pool Information
Weighted Average APR	2.614%	2.601%
Weighted Average Remaining Term	51.64	50.81
Number of Receivables Outstanding	50,391	49,523
Pool Balance	$1,192,209,167.91	$1,154,637,350.26
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,100,522,468.19	$1,066,273,837.71
Pool Factor	0.8453175	0.8186778

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$88,363,512.55
Targeted Overcollateralization Amount	$124,653,700.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$110,157,740.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$304,756.19
(Recoveries)		5	$(4,681.61)
Net Loss for Current Collection Period			$309,437.80
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3115%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2263%
Second Prior Collection Period			0.1940%
Prior Collection Period			0.3203%
Current Collection Period			0.3164%
Four Month Average (Current and Prior Three Collection Periods)			0.2643%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		461	$1,153,711.52
(Cumulative Recoveries)			$45,528.98
Cumulative Net Loss for All Collection Periods			$1,108,182.54
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0786%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,502.63
Average Net Loss for Receivables that have experienced a Realized Loss			$2,403.87

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.71%	328	$8,198,619.73
61-90 Days Delinquent	0.07%	29	$796,323.63
91-120 Days Delinquent	0.02%	5	$223,576.98
Over 120 Days Delinquent	0.00%	2	$51,060.30
Total Delinquent Receivables	0.80%	364	$9,269,580.64

Repossession Inventory:
Repossessed in the Current Collection Period		32	$839,338.02
Total Repossessed Inventory		47	$1,278,054.13

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0663%
Prior Collection Period			0.0635%
Current Collection Period			0.0727%
Three Month Average			0.0675%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0928%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	6

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer